Fair Value Measurements (Details) - Schedule of change in the fair value of warrant liabilities - USD ($)	3 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Apr. 01, 2022
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of change in the fair value of warrant liabilities [Line Items]
Fair value at beginning	$ 728,000	$ 3,131,574	$ 2,912,000		$ 3,131,574
Change in fair value	(157,111)	(2,403,574)
Initial measurement				3,744,000
Change in valuation inputs or other assumptions			988,000	(832,000)
Transfer to Level 1
Fair value at ending	570,889	728,000	3,900,000	2,912,000	570,889	3,131,574
Public [Member]
Fair Value Measurements (Details) - Schedule of change in the fair value of warrant liabilities [Line Items]
Fair value at beginning
Initial measurement				6,210,000
Change in valuation inputs or other assumptions				(1,380,000)
Transfer to Level 1				(4,830,000)		(4,830,000)
Fair value at ending
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of change in the fair value of warrant liabilities [Line Items]
Fair value at beginning			2,912,000
Initial measurement				9,954,000
Change in valuation inputs or other assumptions			988,000	(2,212,000)
Transfer to Level 1				(4,830,000)
Fair value at ending			$ 3,900,000	$ 2,912,000
Convertible Promissory Note [Member]
Fair Value Measurements (Details) - Schedule of change in the fair value of warrant liabilities [Line Items]
Fair value at beginning	259,500
Change in fair value		(5,400)			(1,003)
Initial measurement	184,807	264,900			184,807		$ 83,396
Fair value at ending	$ 526,700	$ 259,500			$ 526,700